UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2003
                                                --------------------

Check here if Amendment [X]; Amendment Number:    15
                                                 ----
         This Amendment (Check only one.): [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:             Clincher Capital Corporation
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Address:          1850 Second Street, Suite 201
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                  Highland Park, Illinois 60035
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Form 13F File Number:  28-05461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David S. Richter
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Title:   President
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Phone:   (312) 739-2138
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Signature, Place, and Date of Signing:

 /s/ David S. Richter         Chicago, Illinois             November 14, 2003
------------------------      ------------------------      -------------------
    [Signature]               [City, State]                 [Date]

 Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager

Form 13F File Number            Name

28-05459                        Waveland International, Ltd.

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1
                                              -------------

Form 13F Information Table Entry Total:             4
                                              -------------

Form 13F Information Table Value Total:      $      6,806
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                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Form 13F File Number                  Name

     1                 28-05463                              David S. Richter






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

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                                                       Form 13F Information Table
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   Column 1        Column 2    Column 3      Column 4             Column 5               Column 6     Column 7           Column 8
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Name of Issuer     Title of      CUSIP       Value       Shrs or  Sh/Prn  Put/Call       Investment   Other        Voting Authority
                    Class                   (X$1000)     Prn Amt                         Discretion   Managers   Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
HEARTLAND            COM        422357103       791        105,579   SH                   DEFINED       1       105,579
PARTNERS, L.P.
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LAKES                COM        51206P109     3,283        348,902   SH                   DEFINED       1       348,902
ENTERTAINMENT INC.
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THE CRONOS           COM        L20708100     2,217        554,312   SH                   DEFINED       1       554,312
GROUP
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TSAKOS ENERGY
NAVIGATION LTD.      SHS        G9108L108       515         36,022   SH                   DEFINED       1        36,022
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